Common Stock	12 Months Ended
May 31, 2012
Common Stock:
Common Stock

NOTE 15 – COMMON STOCK

As of the balance sheet dates, the Company has a total of 300,000,000 shares of common shares authorized at US$0.0001 par value.

On October 25, 2010, the Company satisfied certain debts due from the Company to Redtone International Berhad amounting to $1,183,248 by way of issuance and allotment of 13,147,197 shares of the Company’s common stock.

Weighted average number of shares for the year ended May 31, 2012 is 282,315,325 shares. The calculation of weighted average number of shares for the year ended May 31, 2011 is illustrated as follows:

	Number of shares	Weighted average number of shares

At June 1, 2010	269,168,128	269,168,128
Issuance of shares on October 25, 2010 to satisfied debts to Redtone International Berhad	13,147,197	7,852,298

At May 31, 2011	282,315,325	277,020,426